Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total	Previously Reported [Member]	Adjusted	Common Stock	Common Stock Previously Reported [Member]	Additional Paid-In Capital	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Accumulated Deficit Adjusted	Redeemable Convertible Preferred Stock Preferred Stock		Redeemable Convertible Preferred Stock Preferred Stock Previously Reported [Member]	Redeemable Convertible Preferred Stock Preferred Stock Adjusted
Balance at Dec. 31, 2019			$ (316,268)	$ (316,268)		$ 1			$ (316,269)	$ (316,268)			$ 183,513	$ 183,513
Balance (in Shares) at Dec. 31, 2019						870,263							36,756,498	36,756,498
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Shares)					(870,263)
Retroactive application of the recapitalization due to the Business Combination (Note 3) (Value)					$ (1)			$ 1
Accretion of redeemable convertible preferred stock to redemption value		$ (14,682)					$ (825)	(13,857)			$ 14,682
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		0
Stock-based compensation		825					825
Net income (loss)		4,345						4,345
Balance at Dec. 31, 2020		(325,780)						(325,780)			$ 198,195
Balance (in Shares) at Dec. 31, 2020											36,756,498
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock		3,360									$ 3,360	[1]
Conversion of Legacy Clarus convertible notes payable into Legacy Clarus Series D redeemable convertible preferred stock,(Shares)	[1]										747,451
Accretion of Legacy Clarus Series D redeemable convertible preferred stock to redemption value	[1]	(7,737)					(7,737)				$ 7,737
Recapitalization on September 9, 2021 , (Shares)					17,886,348						(37,503,949)
Recapitalization on September 9, 2021 , (Value)		326,736			$ 1		281,993	44,742			$ (209,292)
Proceeds from Blue Water Acquisition Corp. in Business Combination (in Shares)					3,839,469
Proceeds from Blue Water Acquisition Corp. in Business Combination		17,009			$ 1		17,008
Issuance of shares in connection with the Private Placement Equity Offering		13,801					13,801
Issuance of shares in connection with the Private Placement Equity Offering (Shares)					2,300,000
Stock-based compensation		668					668
Net income (loss)		(40,617)						(40,617)
Balance at Dec. 31, 2021		$ (15,919)			$ 2		$ 305,734	$ (321,655)
Balance (in Shares) at Dec. 31, 2021					24,025,817

[1]	Relates to activity associated with the Redeemable Convertible Preferred Stock prior to the reverse recapitalization on September 9, 2021.